Shareholder Report, Line Graph (Details)	12 Months Ended
Aug. 31, 2024 USD ($)
Column Small Cap Select Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Column Small Cap Select Fund
Account Value	$ 11,920
Column Small Cap Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Column Small Cap Fund
Account Value	$ 11,630
Column Mid Cap Select Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Column Mid Cap Select Fund
Account Value	$ 11,410
Column Mid Cap Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Column Mid Cap Fund
Account Value	$ 11,570
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 12,344
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Account Value	$ 11,894
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 12,344
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Account Value	$ 11,894
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 12,344
Russell Midcap Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Total Return Index
Account Value	$ 11,763
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 12,344
Russell Midcap Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Total Return Index
Account Value	$ 11,763